Note 17 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Bullion revenue receivable	$ 1,386	$ 1,059
VAT receivables	2,947	1,901
Deposits for stores and equipment and other receivables	629	465
Total	$ 4,962	$ 3,425